Exhibit 99.1

World Omni Auto Receivables Trust 2021-B
Monthly Servicer Certificate
July 31, 2024

Dates Covered
Collections Period	07/01/24 - 07/31/24
Interest Accrual Period	07/15/24 - 08/14/24
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/24	229,492,939.48	19,747
Yield Supplement Overcollateralization Amount 06/30/24	3,450,519.91	0
Receivables Balance 06/30/24	232,943,459.39	19,747
Principal Payments	13,417,737.43	374
Defaulted Receivables	208,040.35	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/24	3,107,534.14	0
Pool Balance at 07/31/24	216,210,147.47	19,356

Pool Statistics	$ Amount	# of Accounts
Pool Factor	19.89%
Prepayment ABS Speed	1.19%
Aggregate Starting Principal Balance	1,102,919,763.19	38,162

Delinquent Receivables:
Past Due 31-60 days	4,886,160.86	294
Past Due 61-90 days	1,368,788.78	80
Past Due 91-120 days	175,384.02	8
Past Due 121+ days	0.00	0
Total	6,430,333.66	382

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.93%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.70%
Delinquency Trigger Occurred	NO

Recoveries	181,202.33
Aggregate Net Losses/(Gains) - July 2024	26,838.02
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.14%
Prior Net Losses/(Gains) Ratio	-0.27%
Second Prior Net Losses/(Gains) Ratio	0.20%
Third Prior Net Losses/(Gains) Ratio	0.33%
Four Month Average	0.10%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.39%

Overcollateralization Target Amount	5,319,305.21
Actual Overcollateralization	5,319,305.21
Weighted Average Contract Rate	4.06%
Weighted Average Contract Rate, Yield Adjusted	5.50%
Weighted Average Remaining Term	26.87

Flow of Funds	$ Amount
Collections	14,404,228.98
Investment Earnings on Cash Accounts	19,479.17
Servicing Fee	(194,119.55)
Transfer to Collection Account	-
Available Funds	14,229,588.60

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	83,449.02
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	27,664.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,157.00
(7) Noteholders' Third Priority Principal Distributable Amount	7,963,486.80
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,319,305.21
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	818,526.57

Total Distributions of Available Funds	14,229,588.60

Servicing Fee	194,119.55
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,013,320,000.00
Original Class B	31,920,000.00
Original Class C	15,960,000.00

Total Class A, B, & C
Note Balance @ 07/15/24	224,173,634.27
Principal Paid	13,282,792.01
Note Balance @ 08/15/24	210,890,842.26

Class A-1
Note Balance @ 07/15/24	0.00
Principal Paid	0.00
Note Balance @ 08/15/24	0.00
Note Factor @ 08/15/24	0.0000000%

Class A-2
Note Balance @ 07/15/24	0.00
Principal Paid	0.00
Note Balance @ 08/15/24	0.00
Note Factor @ 08/15/24	0.0000000%

Class A-3
Note Balance @ 07/15/24	79,643,634.27
Principal Paid	13,282,792.01
Note Balance @ 08/15/24	66,360,842.26
Note Factor @ 08/15/24	18.0289182%

Class A-4
Note Balance @ 07/15/24	96,650,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	96,650,000.00
Note Factor @ 08/15/24	100.0000000%

Class B
Note Balance @ 07/15/24	31,920,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	31,920,000.00
Note Factor @ 08/15/24	100.0000000%

Class C
Note Balance @ 07/15/24	15,960,000.00
Principal Paid	0.00
Note Balance @ 08/15/24	15,960,000.00
Note Factor @ 08/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	128,270.02
Total Principal Paid	13,282,792.01
Total Paid	13,411,062.03

Class A-1
Coupon	0.11025%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.20000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.42000%
Interest Paid	27,875.27
Principal Paid	13,282,792.01
Total Paid to A-3 Holders	13,310,667.28

Class A-4
Coupon	0.69000%
Interest Paid	55,573.75
Principal Paid	0.00
Total Paid to A-4 Holders	55,573.75

Class B
Coupon	1.04000%
Interest Paid	27,664.00
Principal Paid	0.00
Total Paid to B Holders	27,664.00

Class C
Coupon	1.29000%
Interest Paid	17,157.00
Principal Paid	0.00
Total Paid to C Holders	17,157.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1208726
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	12.5167659
Total Distribution Amount	12.6376385

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0757316
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	36.0866986
Total A-3 Distribution Amount	36.1624302

A-4 Interest Distribution Amount	0.5750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5750000

B Interest Distribution Amount	0.8666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8666667

C Interest Distribution Amount	1.0750000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.0750000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	599.53
Noteholders' Principal Distributable Amount	400.47

Account Balances	$ Amount
Reserve Account
Balance as of 07/15/24	2,659,652.60
Investment Earnings	11,898.32
Investment Earnings Paid	(11,898.32)
Deposit/(Withdrawal)	-
Balance as of 08/15/24	2,659,652.60
Change	-

Required Reserve Amount	2,659,652.60

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,775,751.45	$1,365,263.02	$1,446,137.37
Number of Extensions	109	81	91
Ratio of extensions to Beginning of Period Receivables Balance	0.76%	0.56%	0.56%